Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LAUDUS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 29, 2014
Supplement [Text Block]	lt_SupplementTextBlock

LAUDUS TRUST

Laudus Mondrian Funds

Laudus Mondrian International Equity Fund

Laudus Mondrian Emerging Markets Fund

Supplement dated October 1, 2014, to the

Statutory Prospectus and Statement of Additional Information (“SAI”), each dated July 29, 2014

This supplement provides new and additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

LAUDUS MONDRIAN INTERNATIONAL EQUITY FUND

Effective October 1, 2014, the contractual expense limitation of the investment adviser on the Laudus Mondrian International Equity Fund’s annual fund operating expenses will be reduced as follows:

	Current Annual Fund Operating Expense Limit	New Annual Fund Operating Expense Limit
Institutional	1.05%	0.90%
Select	1.12%	1.05%
Investor	1.40%	1.30%

Further, effective October 1, 2014, the investment advisory fee paid to Charles Schwab Investment Management, Inc. for the Laudus Mondrian International Equity Fund will be reduced to 0.75% on all assets from 0.85% on the first $1 billion in average daily net assets and 0.80% over $1 billion.

The “Annual fund operating expenses” table and the “Example” section, including the “Expenses on a $10,000 investment” table, under the heading “Fund fees and expenses” on Page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

	Institutional	Select	Investor
Management fees	0.75	0.75	0.75
Distribution (12b-1) fees	None	None	0.25
Other expenses	0.22	0.23	0.19

Total annual fund operating expenses	0.97	0.98	1.19
Less expense reduction	(0.07)	—	—

Total annual fund operating expenses after expense reduction[1]	0.90	0.98	1.19

[1]
The investment adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes, and certain non-routine expenses) of the fund to 0.90%, 1.05%, and 1.30% for the Institutional, Select and Investor classes, respectively, until at least July 30, 2016. During this term, the agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the fund to the investment adviser during the next two fiscal years to the extent that the repayment will not cause the fund’s total annual fund operating expenses to exceed the limit (as stated in the agreement) during the respective year. The investment adviser may, but is not required to, extend the agreement for additional years.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The one-year figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years
Institutional	$92	$295	$522	$1,177
Select	$100	$312	$542	$1,201
Investor	$121	$378	$654	$1,443

LAUDUS MONDRIAN EMERGING MARKETS FUND

Effective October 1, 2014, the contractual expense limitation of the investment adviser on the Laudus Mondrian Emerging Markets Fund’s annual fund operating expenses will be reduced as follows:

	Current Annual Fund Operating Expense Limit	New Annual Fund Operating Expense Limit
Institutional	1.45%	1.20%
Select	1.52%	1.35%
Investor	1.80%	1.60%

Further, effective October 1, 2014, the investment advisory fee paid to Charles Schwab Investment Management, Inc. for the Laudus Mondrian Emerging Markets Fund will be reduced to 1.00% on all assets from 1.20% on the first $1 billion in average daily net assets and 1.15% over $1 billion.

The “Annual fund operating expenses” table and the “Example” section, including the “Expenses on a $10,000 investment” table, under the heading “Fund fees and expenses” on Page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

	Institutional	Select	Investor
Management fees	1.00	1.00	1.00
Distribution (12b-1) fees	None	None	0.25
Other expenses	0.17	0.32	0.32

Total annual operating expenses	1.17	1.32	1.57
Less expense reduction	—	—	—

Total annual fund operating expenses after expense reduction[1]	1.17	1.32	1.57

[1]
The investment adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes, and certain non-routine expenses) of the fund to 1.20%, 1.35%, and 1.60% for the Institutional, Select and Investor classes, respectively, until at least July 30, 2016. During this term, the agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the fund to the investment adviser during the next two fiscal years to the extent that the repayment will not cause the fund’s total annual fund operating expenses to exceed the limit (as stated in the agreement) during the respective year. The investment adviser may, but is not required to, extend the agreement for additional years.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The one-year figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years
Institutional	$119	$372	$644	$1,420
Select	$134	$418	$723	$1,590
Investor	$160	$496	$855	$1,867

Laudus Mondrian International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lt_SupplementTextBlock

LAUDUS TRUST

Laudus Mondrian Funds

Laudus Mondrian International Equity Fund

Supplement dated October 1, 2014, to the

Statutory Prospectus and Statement of Additional Information (“SAI”), each dated July 29, 2014

This supplement provides new and additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

LAUDUS MONDRIAN INTERNATIONAL EQUITY FUND

Effective October 1, 2014, the contractual expense limitation of the investment adviser on the Laudus Mondrian International Equity Fund’s annual fund operating expenses will be reduced as follows:

	Current Annual Fund Operating Expense Limit	New Annual Fund Operating Expense Limit
Institutional	1.05%	0.90%
Select	1.12%	1.05%
Investor	1.40%	1.30%

Further, effective October 1, 2014, the investment advisory fee paid to Charles Schwab Investment Management, Inc. for the Laudus Mondrian International Equity Fund will be reduced to 0.75% on all assets from 0.85% on the first $1 billion in average daily net assets and 0.80% over $1 billion.

The “Annual fund operating expenses” table and the “Example” section, including the “Expenses on a $10,000 investment” table, under the heading “Fund fees and expenses” on Page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

	Institutional	Select	Investor
Management fees	0.75	0.75	0.75
Distribution (12b-1) fees	None	None	0.25
Other expenses	0.22	0.23	0.19

Total annual fund operating expenses	0.97	0.98	1.19
Less expense reduction	(0.07)	—	—

Total annual fund operating expenses after expense reduction[1]	0.90	0.98	1.19

[1]
The investment adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes, and certain non-routine expenses) of the fund to 0.90%, 1.05%, and 1.30% for the Institutional, Select and Investor classes, respectively, until at least July 30, 2016. During this term, the agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the fund to the investment adviser during the next two fiscal years to the extent that the repayment will not cause the fund’s total annual fund operating expenses to exceed the limit (as stated in the agreement) during the respective year. The investment adviser may, but is not required to, extend the agreement for additional years.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The one-year figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years
Institutional	$92	$295	$522	$1,177
Select	$100	$312	$542	$1,201
Investor	$121	$378	$654	$1,443

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 30, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The one-year figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Laudus Mondrian International Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual operating expenses	rr_ExpensesOverAssets	0.97%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.90%	[1]
1 year	rr_ExpenseExampleYear01	$ 92
3 years	rr_ExpenseExampleYear03	295
5 years	rr_ExpenseExampleYear05	522
10 years	rr_ExpenseExampleYear10	1,177
1 year	rr_ExpenseExampleNoRedemptionYear01	92
3 years	rr_ExpenseExampleNoRedemptionYear03	295
5 years	rr_ExpenseExampleNoRedemptionYear05	522
10 years	rr_ExpenseExampleNoRedemptionYear10	1,177
Laudus Mondrian International Equity Fund | Select
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual operating expenses	rr_ExpensesOverAssets	0.98%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.98%	[1]
1 year	rr_ExpenseExampleYear01	100
3 years	rr_ExpenseExampleYear03	312
5 years	rr_ExpenseExampleYear05	542
10 years	rr_ExpenseExampleYear10	1,201
1 year	rr_ExpenseExampleNoRedemptionYear01	100
3 years	rr_ExpenseExampleNoRedemptionYear03	312
5 years	rr_ExpenseExampleNoRedemptionYear05	542
10 years	rr_ExpenseExampleNoRedemptionYear10	1,201
Laudus Mondrian International Equity Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual operating expenses	rr_ExpensesOverAssets	1.19%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	1.19%	[1]
1 year	rr_ExpenseExampleYear01	121
3 years	rr_ExpenseExampleYear03	378
5 years	rr_ExpenseExampleYear05	654
10 years	rr_ExpenseExampleYear10	1,443
1 year	rr_ExpenseExampleNoRedemptionYear01	121
3 years	rr_ExpenseExampleNoRedemptionYear03	378
5 years	rr_ExpenseExampleNoRedemptionYear05	654
10 years	rr_ExpenseExampleNoRedemptionYear10	1,443
Laudus Mondrian Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lt_SupplementTextBlock

LAUDUS TRUST

Laudus Mondrian Funds

Laudus Mondrian Emerging Markets Fund

Supplement dated October 1, 2014, to the

Statutory Prospectus and Statement of Additional Information (“SAI”), each dated July 29, 2014

This supplement provides new and additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

LAUDUS MONDRIAN EMERGING MARKETS FUND

Effective October 1, 2014, the contractual expense limitation of the investment adviser on the Laudus Mondrian Emerging Markets Fund’s annual fund operating expenses will be reduced as follows:

	Current Annual Fund Operating Expense Limit	New Annual Fund Operating Expense Limit
Institutional	1.45%	1.20%
Select	1.52%	1.35%
Investor	1.80%	1.60%

Further, effective October 1, 2014, the investment advisory fee paid to Charles Schwab Investment Management, Inc. for the Laudus Mondrian Emerging Markets Fund will be reduced to 1.00% on all assets from 1.20% on the first $1 billion in average daily net assets and 1.15% over $1 billion.

The “Annual fund operating expenses” table and the “Example” section, including the “Expenses on a $10,000 investment” table, under the heading “Fund fees and expenses” on Page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

	Institutional	Select	Investor
Management fees	1.00	1.00	1.00
Distribution (12b-1) fees	None	None	0.25
Other expenses	0.17	0.32	0.32

Total annual operating expenses	1.17	1.32	1.57
Less expense reduction	—	—	—

Total annual fund operating expenses after expense reduction[1]	1.17	1.32	1.57

[1]
The investment adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes, and certain non-routine expenses) of the fund to 1.20%, 1.35%, and 1.60% for the Institutional, Select and Investor classes, respectively, until at least July 30, 2016. During this term, the agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the fund to the investment adviser during the next two fiscal years to the extent that the repayment will not cause the fund’s total annual fund operating expenses to exceed the limit (as stated in the agreement) during the respective year. The investment adviser may, but is not required to, extend the agreement for additional years.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The one-year figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years
Institutional	$119	$372	$644	$1,420
Select	$134	$418	$723	$1,590
Investor	$160	$496	$855	$1,867

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 30, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The one-year figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Laudus Mondrian Emerging Markets Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual operating expenses	rr_ExpensesOverAssets	1.17%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	1.17%	[2]
1 year	rr_ExpenseExampleYear01	119
3 years	rr_ExpenseExampleYear03	372
5 years	rr_ExpenseExampleYear05	644
10 years	rr_ExpenseExampleYear10	1,420
1 year	rr_ExpenseExampleNoRedemptionYear01	119
3 years	rr_ExpenseExampleNoRedemptionYear03	372
5 years	rr_ExpenseExampleNoRedemptionYear05	644
10 years	rr_ExpenseExampleNoRedemptionYear10	1,420
Laudus Mondrian Emerging Markets Fund | Select
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual operating expenses	rr_ExpensesOverAssets	1.32%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	1.32%	[2]
1 year	rr_ExpenseExampleYear01	134
3 years	rr_ExpenseExampleYear03	418
5 years	rr_ExpenseExampleYear05	723
10 years	rr_ExpenseExampleYear10	1,590
1 year	rr_ExpenseExampleNoRedemptionYear01	134
3 years	rr_ExpenseExampleNoRedemptionYear03	418
5 years	rr_ExpenseExampleNoRedemptionYear05	723
10 years	rr_ExpenseExampleNoRedemptionYear10	1,590
Laudus Mondrian Emerging Markets Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual operating expenses	rr_ExpensesOverAssets	1.57%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	1.57%	[2]
1 year	rr_ExpenseExampleYear01	160
3 years	rr_ExpenseExampleYear03	496
5 years	rr_ExpenseExampleYear05	855
10 years	rr_ExpenseExampleYear10	1,867
1 year	rr_ExpenseExampleNoRedemptionYear01	160
3 years	rr_ExpenseExampleNoRedemptionYear03	496
5 years	rr_ExpenseExampleNoRedemptionYear05	855
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,867

[1]	The investment adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes, and certain non-routine expenses) of the fund to 0.90%, 1.05%, and 1.30% for the Institutional, Select and Investor classes, respectively, until at least July 30, 2016. During this term, the agreement may only be amended or terminated with the approval of the fund's Board of Trustees. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the fund to the investment adviser during the next two fiscal years to the extent that the repayment will not cause the fund's total annual fund operating expenses to exceed the limit (as stated in the agreement) during the respective year. The investment adviser may, but is not required to, extend the agreement for additional years.
[2]	The investment adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes, and certain non-routine expenses) of the fund to 1.20%, 1.35%, and 1.60% for the Institutional, Select and Investor classes, respectively, until at least July 30, 2016. During this term, the agreement may only be amended or terminated with the approval of the fund's Board of Trustees. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the fund to the investment adviser during the next two fiscal years to the extent that the repayment will not cause the fund's total annual fund operating expenses to exceed the limit (as stated in the agreement) during the respective year. The investment adviser may, but is not required to, extend the agreement for additional years.